Putnam Investments

100 Federal Street

Boston, MA 02110

December 4, 2023

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Putnam Tax-Free Income Trust (Reg. Nos. 2-98790) (811-04345) (the “Trust”) on behalf of Putnam Strategic Intermediate Municipal Fund and Putnam Tax-Free High Yield Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 57 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2023.

Comments or questions concerning this certificate may be directed to Elissa O’Bryant at 1-800-225-2465, ext. 17023.

Very truly yours,

Putnam Tax-Free Income Trust

/s/ Jonathan S. Horwitz

By:	_________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq.